Exhibit 1

CCRESG Commercial Mortgage Trust 2016-HEAT

Commercial Mortgage Pass Through Certificates, Series 2016-HEAT

Report To:

CCRE Commercial Mortgage Securities, L.P.

Cantor Commercial Real Estate Lending, L.P.

Cantor Fitzgerald & Co.

Société Générale

SG Americas Securities, LLC

12 April 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

CCRE Commercial Mortgage Securities, L.P. Cantor Commercial Real Estate Lending, L.P. Cantor Fitzgerald & Co. 110 East 59th Street New York, New York 10022	Société Générale SG Americas Securities, LLC 245 Park Avenue New York, NY 10167

Re:	CCRESG Commercial Mortgage Trust 2016-HEAT Commercial Mortgage Pass-Through Certificates, Series 2016-HEAT (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist CCRE Commercial Mortgage Securities, L.P. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the CCRESG Commercial Mortgage Trust 2016-HEAT securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

12 April 2016

Attachment A Page 1 of 4

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in CCRESG Commercial Mortgage Trust 2016-HEAT (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of two promissory notes issued by Di Lido Beach Resort LLC, a Delaware limited liability company (the “Borrower”), evidencing a 5-year fixed-rate mortgage loan (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by, among other things, a first mortgage lien on the Borrower’s leasehold interest in a hotel property located in Miami Beach, Florida (the “Property”) and
d.	The Mortgage Loan has a related mezzanine loan (the “Mezzanine Loan”), which is not an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	We obtained from the Depositor:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information on the Mortgage Loan, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Property as of 6 April 2016 (the “Cut-off Date”) and
b.	A record layout and decode table related to the information on the Preliminary Data File.

Using the information on the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 of Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 of Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 2 of Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 4

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that the Depositor indicated contains information on the Mortgage Loan, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Property as of the Cut-off Date and
b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:

i.	Final Data File and
ii.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning as of Cut-off Date (Months)” of the Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity/ARD Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	With respect to the Mortgage Loan, the loan agreement Source Document indicates that the Mortgage Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amort. Term (Months)” and remaining amortization term of the Mortgage Loan (the “Remaining Term to Amortization (Months),”
b.	Use the “Original Balloon Term (Months)” of the Mortgage Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Original Interest Only Period (Months)”) and
c.	Use the “Original Balance” of the Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Cut-off Date (the “Cut-off Balance”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity/ARD Date” of the Mortgage Loan (the “Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 4

7.	Using the:
a.	Seasoning as of Cut-off Date (Months),
b.	Original Balloon Term (Months) and
c.	Original Interest Only Period (Months)

of the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Months) and
ii.	Rem IO Period

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Balance,
b.	Interest Rate and
c.	Interest Calculation (30/360 / Actual/360)

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodology provided by the Depositor which is described in the succeeding paragraph of this Item 8., we recalculated the “Monthly Debt Service Payment” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Debt Service Payment” of the Mortgage Loan as 1/12th of the product of:

i.	The “Cut-off Balance,” as shown in the Final Data File,
ii.	The “Interest Rate,” as shown on the Final Data File and
iii.	365/360.

9.	Using the:
a.	Monthly Debt Service Payment,
b.	Cut-off Balance,
c.	Maturity Balance,
d.	Appraisal Value,
e.	UW NOI,
f.	UW NCF and
g.	Units/Rentable Square Ft.

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	UW NOI DSCR,
ii.	UW NCF DSCR,
iii.	LTV at Cut-off,
iv.	"As is" Cut-off Date LTV,
v.	LTV at Maturity,
vi.	U/W NOI Debt Yield,
vii.	U/W NCF Debt Yield,
viii.	NOI Debt Yield at Maturity,
ix.	NCF Debt Yield at Maturity and
x.	Cut-off Balance per Unit

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 4

9. (continued)

For the purpose of this procedure, we were instructed by the Depositor to round the “UW NOI DSCR” and “UW NCF DSCR” to two decimal places and to round the “LTV at Cut-off,” “"As is" Cut-off Date LTV,” “LTV at Maturity,” “U/W NOI Debt Yield,” “U/W NCF Debt Yield,” “NOI Debt Yield at Maturity” and “NCF Debt Yield at Maturity“ to the nearest 1/10th of one percent.

10.	Using:
a.	Information on the Final Data File,
b.	Information on the mezzanine loan agreement and first amendment to mezzanine loan agreement Source Documents and
c.	The applicable information, assumptions and methodologies described in the Draft Preliminary Offering Circular,

we recalculated the:

i.	Total Debt UW NOI DSCR,
ii.	Total Debt UW NCF DSCR,
iii.	Total Debt LTV at Cut-off,
iv.	Total Debt LTV at Maturity,
v.	Total Debt U/W NOI Debt Yield,
vi.	Total Debt U/W NCF Debt Yield,
vii.	Total Debt NOI Debt Yield at Maturity,
viii.	Total Debt NCF Debt Yield at Maturity,
ix.	Total Debt Cut-off Balance per Unit and
x.	Total Debt Balance per Unit at Maturity

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Depositor to round the “Total Debt UW NOI DSCR” and “Total Debt UW NCF DSCR” to two decimal places and to round the “Total Debt LTV at Cut-off,” “Total Debt LTV at Maturity,” “Total Debt U/W NOI Debt Yield,” “Total Debt U/W NCF Debt Yield,” “Total Debt NOI Debt Yield at Maturity” and “Total Debt NCF Debt Yield at Maturity” to the nearest 1/10th of one percent.

11.	Using the:

a. Master Servicing Fee,

b. Primary Servicer Fee,

c. Trustee/Administrator Fee Rate and

d. CREFC Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Total Administrative Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Document Title	Document Date

Promissory Note A-1 (see Note 1)	24 March 2016

Promissory Note A-2 (see Note 1)	24 March 2016

Loan Agreement	24 March 2016

First Amendment to Loan Agreement	12 April 2016

Mezzanine Loan Agreement	24 March 2016

First Amendment to Mezzanine Loan Agreement	12 April 2016

Guaranty Agreement	24 March 2016

Settlement Statement	24 March 2016

Non-Consolidation Opinion	24 March 2016

Assignment of Hotel Operating Agreement	24 March 2016

Ground Lease Abstract	Not Applicable

Property Source Documents

Document Title	Document Date

Appraisal Report	15 March 2016

Engineering Report	26 August 2015

Phase I Environmental Report	19 January 2016

USPS Internet Site (www.usps.com)	Not Applicable

Underwriting Summary	4 April 2016

Pro Forma Title Policy	Not Applicable

Insurance Certificates	Not Applicable

Exhibit 1 to Attachment A

Notes:

1.	The promissory note A-1 and promissory note A-2 Source Documents are hereinafter referred to collectively as the “Promissory Note.”

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.com)
Zip Code	USPS Internet Site (www.usps.com)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Primary Unit of Measure	Underwriting Summary
Units/Rentable Square Ft.	Underwriting Summary
Second Most Recent Occupancy	Underwriting Summary
Second Most Recent Occupancy Date	Underwriting Summary
Most Recent Occupancy	Underwriting Summary
Most Recent Occupancy Date	Underwriting Summary
Current Physical Occupancy	Underwriting Summary
Current Rent Roll/Census Date	Underwriting Summary
Lien Position	Pro Forma Title Policy
Ownership Interest	Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document

Date of Valuation	Appraisal Report
Appraisal Value	Appraisal Report
FIRREA Eligible (Yes/No)	Appraisal Report
Date of Phase I Report	Phase I Environmental Report
Date of Engineering Report	Engineering Report
Windstorm Insurance (Y/N)	Insurance Certificates
Earthquake Insurance (Y/N)	Insurance Certificates
Terrorism Insurance (Y/N)	Insurance Certificates
Environmental Insurance (Y/N)	Insurance Certificates

Exhibit 2 to Attachment A

Underwriting Information: (see Note 2)

Characteristic	Source Document

2013 ADR	Underwriting Summary
2013 RevPAR	Underwriting Summary
2014 ADR	Underwriting Summary
2014 RevPAR	Underwriting Summary
2015 ADR	Underwriting Summary
2015 RevPAR	Underwriting Summary
Most Recent ADR	Underwriting Summary
Most Recent RevPar	Underwriting Summary
Single Tenant (Yes/No)	Underwriting Summary
Third Most Recent Operating Stmt Date	Underwriting Summary
Third Most Recent EGI	Underwriting Summary
Third Most Recent Expenses	Underwriting Summary
Third Most Recent NOI	Underwriting Summary
Third Most Recent Total Capital Items	Underwriting Summary
Third Most Recent NCF	Underwriting Summary
Second Most Recent Operating Stmt Date	Underwriting Summary
Second Most Recent EGI	Underwriting Summary
Second Most Recent Expenses	Underwriting Summary
Second Most Recent NOI	Underwriting Summary
Second Most Recent Total Capital Items	Underwriting Summary
Second Most Recent NCF	Underwriting Summary
Most Recent Operating Statements Date	Underwriting Summary
Most Recent EGI	Underwriting Summary
Most Recent Expenses	Underwriting Summary
Most Recent NOI	Underwriting Summary
Most Recent Total Capital Items	Underwriting Summary
Most Recent NCF	Underwriting Summary
UW Revenues	Underwriting Summary
UW EGI	Underwriting Summary
UW Expenses	Underwriting Summary
UW NOI	Underwriting Summary
UW Replacement Reserves	Underwriting Summary
UW TI/LC	Underwriting Summary
UW NCF	Underwriting Summary
UW Vacancy	Underwriting Summary

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document

Replacement Reserve Taken at Closing	Settlement Statement
Monthly Replacement Reserve	Loan Agreement
Replacement Reserve Cap	Loan Agreement
Replacement Reserve Springing Condition	Loan Agreement
Replacement Reserve Interest to Borrower	Loan Agreement
TI/LC Taken at Closing	Settlement Statement
Monthly TI/LC	Loan Agreement
TI/LC Reserve Cap	Loan Agreement
TI/LC Reserve Springing Condition	Loan Agreement
TI/LC Reserve Interest to Borrower	Loan Agreement
Tax at Closing	Settlement Statement
Monthly Tax Constant / Escrow	Settlement Statement
Tax Reserve Springing Condition	Loan Agreement
Tax Reserve Interest to Borrower	Loan Agreement
Insurance at Closing	Settlement Statement
Monthly Insurance Constant / Escrow	Loan Agreement
Insurance Reserve Springing Condition	Loan Agreement
Insurance Reserve Interest to Borrower	Loan Agreement
Engineering Reserve Taken at Closing	Settlement Statement
Engineering Reserve Interest to Borrower	Loan Agreement
Other Reserve at Closing	Settlement Statement
Monthly Other Reserve	Loan Agreement
Description Other Reserve	Loan Agreement
Other Reserve Cap	Loan Agreement
Other Reserve Springing Condition	Loan Agreement
Other Reserve Interest to Borrower	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information:

Characteristic	Source Document(s)

Original Balance	Loan Agreement and First Amendment to Loan Agreement
Note Date	Promissory Note
Mortgage Loan Originator	Loan Agreement and First Amendment to Loan Agreement
First Payment Date	Loan Agreement
Interest Rate	Loan Agreement and First Amendment to Loan Agreement
Interest Calculation (30/360 / Actual/360)	Loan Agreement
Grace Period (Default)	Loan Agreement
Grace Period (Late Fee)	Loan Agreement
Payment Day	Loan Agreement
Maturity/ARD Date	Loan Agreement
ARD (Yes/No)	Loan Agreement
Final Maturity Date	Loan Agreement
LockBox Type (see Note 3)	Loan Agreement
Cash Management (see Note 4)	Loan Agreement
Excess Cash Trap Trigger	Loan Agreement
Prepayment Provision	Loan Agreement
Lockout Expiration Date (see Note 5)	Loan Agreement
Amortization Type	Loan Agreement
Ground Lease Expiration Date	Ground Lease Abstract
Ground Lease Extension Options	Ground Lease Abstract
Existing Additional Debt (Yes/No)	Loan Agreement, First Amendment to Loan Agreement, Mezzanine Loan Agreement and First Amendment to Mezzanine Loan Agreement
Existing Additional Debt Amount	Loan Agreement, First Amendment to Loan Agreement, Mezzanine Loan Agreement and First Amendment to Mezzanine Loan Agreement
Existing Additional Debt Description	Loan Agreement, First Amendment to Loan Agreement, Mezzanine Loan Agreement and First Amendment to Mezzanine Loan Agreement
Future Debt Permitted (Yes/No)	Loan Agreement
Future Debt Permitted Type	Loan Agreement
Future Debt Description	Loan Agreement
Partial Prepay or Release Allowed (Yes/No)	Loan Agreement
Partial Prepayment or Release Description	Loan Agreement
Substitution Allowed (Yes/No)	Loan Agreement
Substitution Description	Loan Agreement
Borrower	Loan Agreement
Hotel Operator	Assignment of Hotel Operating Agreement
Franchise Flag	Assignment of Hotel Operating Agreement
Hotel Operating Agreement Expiration Date	Assignment of Hotel Operating Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

SPE	Loan Agreement
Independent Director (Yes/No)	Loan Agreement
Non-Consolidation Opinion (Yes/No)	Non-Consolidation Opinion
Guarantor	Guaranty Agreement
Sponsor	Loan Agreement
TIC	Loan Agreement
Is Borrower a DST (Delaware Statutory Trust)?	Loan Agreement
Assumption Fee	Loan Agreement
Letter of Credit	Loan Agreement
Earnout/Holdback	Loan Agreement
Earnout/Holdback Description	Loan Agreement

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, we were instructed by the Depositor to ignore differences that are standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $2 or less.

3.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Springing Hard” for the “LockBox Type” characteristic if the loan agreement Source Document indicates that a lockbox is not currently in place, but upon the occurrence of one or more specified trigger events, requires the “Borrower” to direct the tenants to pay rents directly to a lockbox controlled by the lender.

4.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” for the “Cash Management” characteristic if the funds in the lockbox are disbursed according to the loan agreement Source Document to pay debt service, reserves and other amounts required by the loan agreement Source Document before the lender either (i) disburses excess cash to the “Borrower” or (ii) retains excess cash as additional collateral for the Mortgage Loan.

5.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Date” (as defined in the loan agreement Source Document) which occurs during the open period.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Number
Property Name
Mortgage Loan Seller
Property Flag
Properties Per Loan
Appraisal Value As Is / Stabilized
Date of Phase II Report (if applicable)
Date of Seismic Report
PML (%)
Major Tenant Name # 1
Major Tenant Sq. Ft. # 1
Major Tenant Lease Expiration Date # 1
Major % of Sq. Ft. # 1
Major Tenant Name # 2
Major Tenant Sq. Ft. # 2
Major Tenant Lease Expiration Date # 2
Major % of Sq. Ft. # 2
Major Tenant Name # 3
Major Tenant Sq. Ft. # 3
Major Tenant Lease Expiration Date # 3
Major % of Sq. Ft. # 3
Major Tenant Name # 4
Major Tenant Sq. Ft. # 4
Major Tenant Lease Expiration Date # 4
Major % of Sq. Ft. # 4
Major Tenant Name # 5
Major Tenant Sq. Ft. # 5
Major Tenant Lease Expiration Date # 5
Major % of Sq. Ft. # 5
Loan Purpose
Owner Occupancy >5%
Confirm Required Repairs are Escrowed at 125% (Yes/No)
Prior Securitization
Master Servicing Fee
Primary Servicer Fee
Trustee/Administrator Fee
CREFC Fee

Note:   We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.